Commitments and Contingencies	6 Months Ended
Jun. 30, 2019
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 7: COMMITMENTS AND CONTINGENCIES

As of June 30, 2019, the Company was contingently liable for letters of guarantee and letters of credit amounting to $1,577 (December 31, 2018: $1,577) issued by various banks in favor of various organizations and the total amount was collateralized by cash deposits, which were included as a component of restricted cash.

In December 2017, the Company agreed to charter-in, under a ten year bareboat contract, from an unrelated third party the Navios Galaxy II, a newbuilding bulk carrier vessel of about 81,600 dwt, expected to be delivered in the first quarter of 2020. The Company has agreed to pay in total $5,410 representing a deposit for the option to acquire the vessel, of which $2,705 was paid during the year ended December 31, 2017 and the remaining $2,705 was paid during April 2019. As of June 30, 2019, the total amount of $5,855, including expenses and interest, is presented under the caption “Other long-term assets”.

In January 2018, Navios Holdings agreed to charter-in, under two ten-year bareboat contracts, from an unrelated third party the Navios Herakles I and the Navios Uranus, two newbuilding bulk carriers of 82,036 dwt and about 81,600 dwt, respectively. On August 28, 2019 Navios Holdings took delivery of Navios Herakles I. Navios Uranus is expected to be delivered in the fourth quarter of 2019. Navios Holdings has agreed to pay in total $11,140, representing a deposit for the option to acquire these vessels, of which $8,340 was paid during the period ended December 31, 2018 and the remaining $2,800 was paid during January 2019. As of June 30, 2019, the total amount of $12,379, including expenses and interest, is presented under the caption “Other long-term assets”.

In April 2018, Navios Holdings agreed to charter-in, under one ten-year bareboat contract, from an unrelated third party the Navios Felicity I, a newbuilding bulk carrier of about 81,000 dwt, expected to be delivered in the fourth quarter of 2019. Navios Holdings has agreed to pay in total $5,590, representing a deposit for the option to acquire this vessel, of which $2,795 was paid during the period ended December 31, 2018 and the remaining $2,795 was paid during February 2019. As of June 30, 2019, the total amount of $6,097, including expenses and interest, is presented under the caption “Other long-term assets”.

Navios Holdings agreed to charter-in, under one ten-year bareboat contract, from an unrelated third party the Navios Magellan II, a newbuilding bulk carrier of about 81,000 dwt, expected to be delivered in the second quarter of 2020. Navios Holdings has agreed to pay in total $5,820, representing a deposit for the option to acquire this vessel, of which $2,910 was paid upon signing of the contract in October 2018 and the remaining $2,910 was paid during June 2019. As of June 30, 2019, the total amount of $6,080, including expenses and interest, is presented under the caption “Other long-term assets”.

Navios Logistics issued a guarantee and indemnity letter that guaranteed the performance by Petrolera San Antonio S.A. (a consolidated subsidiary) of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2020.

The Company is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where the Company believes that a liability may be probable, and for which the amounts can be reasonably estimated, based upon facts known on the date the financial statements were prepared. Although the Company cannot predict with certainty the ultimate resolutions of these matters, in the opinion of management, the ultimate disposition of these matters is not expected to have a material adverse effect on the Company’s financial position, results of operations or liquidity.

On July 22, 2016, Navios Logistics guaranteed the compliance of certain obligations related to Edolmix S.A. and Energías Renovables del Sur S.A. (entities wholly owned by Navios Logistics) under their respective direct user agreements with the Free Zone of Nueva Palmira, for the amounts of $847 and $519, respectively.

On August 16, 2018, there was a fire incident at the iron ore port terminal in Nueva Palmira, Uruguay, for which Navios Logistics maintains property and loss of earnings insurance coverage for such types of events (subject to applicable deductibles and other customary limitations). As of June 30, 2019, an insurance claim receivable of $3,039 was recorded in the Navios Logistics’ prepaid expenses and other current assets. As of September 12, 2019, the full amount has been collected in relation to this insurance claim.

In January 2019, Navios Containers announced the exercise of an option to acquire a 2011-built 10,000 TEU containership from an unrelated third party for a purchase price of $52,500. Navios Containers took delivery of the vessel on April 23, 2019.

In February 2019, Navios Containers announced the exercise of an option to acquire a 2011-built 10,000 TEU containership from an unrelated third party for a purchase price of $52,500.

In connection with the acquisition of two 2011-built 10,000 TEU containerships described above, Navios Containers entered into a $20,000 seller’s credit agreement, which matures in January 2020 and bears interest at a rate of 5.0% per annum.